Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2025
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2025
Prospectus Date	rr_ProspectusDate	Mar. 14, 2025
WisdomTree Core Laddered Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Core Laddered Municipal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Core Laddered Municipal Fund (the “Fund”) seeks to generate current income that is exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund is newly organized and therefore, portfolio turnover information is not yet available.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily through investments in municipal debt securities whose interest payments generally are exempt from U.S. federal income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities. For these purposes, municipal debt securities include debt obligations issued by state and local governments, their political subdivisions, agencies, and public authorities, and certain other governmental issuers (such as the U.S. territories of Puerto Rico, Guam, and the U.S. Virgin Islands). Municipal debt securities in which the Fund may invest also include participations or other interests in municipal securities backed by banks, insurance companies, and other financial institutions. The Fund may invest up to 30% of its net assets in municipal securities subject to the federal alternative minimum tax. The federal alternative minimum tax is a separate U.S. federal tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The federal alternative minimum tax system treats as taxable certain types of income that are nontaxable for regular income tax purposes, such as the interest on certain private activity municipal bonds, which are bonds issued by state or local governments to fund projects that primarily benefit private businesses or individuals rather than the general public.

The Fund is an actively managed fund which utilizes a value-approach in identifying attractive securities and sectors within the municipal market (i.e., securities or sectors the price of which represents their intrinsic value or an amount less than their intrinsic value and which are subject to an appropriate level of risk, each as determined by the Adviser or Sub-Adviser). The Fund seeks to select a portfolio of securities with an average duration between four and eight years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a security with a duration of eight years would be expected to decrease by 8% for every 1% increase in interest rates. The Fund seeks to invest across maturity rungs in a structured manner, with a focus on securities that are expected to mature or have an option to be called or tendered inside of 15 years. The Fund anticipates generally investing a greater portion of its assets in revenue bonds relative to general obligation bonds.

The Fund intends to invest primarily in investment grade municipal debt securities (or if unrated, the equivalent thereof as determined by the sub-adviser in its sole discretion) but may also invest in non-investment grade municipal debt securities (or if unrated, the equivalent thereof, as determined by the sub-adviser in its sole discretion), as rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. If a security has ratings available from all three ratings organizations, its final rating will be the middle rating. If a security has ratings available from only two of the ratings organizations, its final rating will be the lower rating. The Fund will limit its investments in non-investment grade municipal debt securities (or if unrated, the equivalent thereof as determined by the sub-adviser in its sole discretion) to 10% of the Fund’s assets.

The Fund’s exposure to any single obligor of a municipal debt security generally will be limited to 10% of the Fund’s assets. Similarly, exposure to any single state is expected to be limited to 25% of the Fund’s assets. The Fund may invest more than 25% of its assets in municipal debt securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities. The Fund also may invest more than 25% of its assets in industrial development bonds, which are revenue bonds issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, ports and parking.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective primarily through investments in municipal debt securities whose interest payments generally are exempt from U.S. federal income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Municipal Securities Risk. Municipal securities are subject to a variety of risks, including credit, interest rate, prepayment, and valuation risks. Issuers, including governmental issuers, of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities may also be adversely affected by local political and economic conditions and developments. Further, many municipal securities are issued to finance projects in a specific industry (e.g., education, health care, transportation, or utilities). Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers as well as the value of municipal securities held by the Fund. In addition, income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (the “IRS”) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. Interest rates may change suddenly or unexpectedly and have unpredictable impacts on the financial markets and the Fund’s investments, including increased market volatility and lower liquidity for certain investments. The Fund expects to hold fixed income securities with longer durations, which generally are more sensitive to interest rate changes and are subject to greater fluctuations in value, increasing interest rate risk.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Industrial Development Bonds Risk. To the extent that investments in the industrial development sector represent a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrial development sector. These bonds are normally secured only by the revenues from the project (i.e., revenue bonds) and are not general obligations of the issuer or otherwise secured by state or local government tax receipts (i.e., general obligation bonds). Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Liquidity Risk. The Fund may invest in municipal debt securities that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell readily at a favorable time or price, compared to other more liquid or active investments. These securities may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Prepayment and Extension Risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not yet have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not yet have performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Core Laddered Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Core Laddered Municipal Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Municipal Securities Risk. Municipal securities are subject to a variety of risks, including credit, interest rate, prepayment, and valuation risks. Issuers, including governmental issuers, of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities may also be adversely affected by local political and economic conditions and developments. Further, many municipal securities are issued to finance projects in a specific industry (e.g., education, health care, transportation, or utilities). Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers as well as the value of municipal securities held by the Fund. In addition, income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (the “IRS”) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

WisdomTree Core Laddered Municipal Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. Interest rates may change suddenly or unexpectedly and have unpredictable impacts on the financial markets and the Fund’s investments, including increased market volatility and lower liquidity for certain investments. The Fund expects to hold fixed income securities with longer durations, which generally are more sensitive to interest rate changes and are subject to greater fluctuations in value, increasing interest rate risk.

WisdomTree Core Laddered Municipal Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Core Laddered Municipal Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Core Laddered Municipal Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

WisdomTree Core Laddered Municipal Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Core Laddered Municipal Fund | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

WisdomTree Core Laddered Municipal Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

WisdomTree Core Laddered Municipal Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Core Laddered Municipal Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WisdomTree Core Laddered Municipal Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Core Laddered Municipal Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

WisdomTree Core Laddered Municipal Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

WisdomTree Core Laddered Municipal Fund | Industrial Development Bonds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrial Development Bonds Risk. To the extent that investments in the industrial development sector represent a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrial development sector. These bonds are normally secured only by the revenues from the project (i.e., revenue bonds) and are not general obligations of the issuer or otherwise secured by state or local government tax receipts (i.e., general obligation bonds). Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

WisdomTree Core Laddered Municipal Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Core Laddered Municipal Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Core Laddered Municipal Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Liquidity Risk. The Fund may invest in municipal debt securities that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell readily at a favorable time or price, compared to other more liquid or active investments. These securities may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

WisdomTree Core Laddered Municipal Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Core Laddered Municipal Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment and Extension Risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

WisdomTree Core Laddered Municipal Fund | WisdomTree Core Laddered Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTMU
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 80

[1]	Other Expenses are based on estimated amounts for the current fiscal year.